Financial risk management - Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Shinhan Bank
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	₩ 1,046,136	₩ 774,352
delta NII	[2]	599,941	96,145
Shinhan Card
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	1,249,597	831,361
delta NII	[2]	693,911	672,303
Shinhan Securities
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	212,135	186,587
delta NII	[2]	95,076	187,548
Shinhan Life Insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	2,353,230	2,751,977
delta NII	[2]	₩ 62,923	₩ 84,812

[1]	ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.
[2]	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.